Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Dec. 31, 2025	May 31, 2025	Dec. 31, 2024	May 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss			$ (1,376,430)		$ (4,157,737)		$ (4,340,975)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization and depreciation					255,046		1,125,254
Issuance cost in relation to warrant			153,189
Change in fair value of warrant liability			(690,000)
Share-based compensation							1,265,189
Loss on investments in marketable securities, net							9,266
Unrealized loss (gain) from fair value change of the long-term investments, net							(6,431,088)
Impairment loss of long-term investment					1,000,000		77,200
(Gain) loss on disposal of long-lived assets					(58,621)		110,852
Impairment loss on long-lived assets					1,699,481		750,381
Allowance for credit loss of due from a related party							521,007
Write-off of prepayment and other receivables					45,677		62,369
Write-off of accounts receivable					6,280
Write-down of inventories							13,206
Gain on disposal of subsidiaries					(703)
Amortization of right-of-use assets					50,520		252,345
Interest expense and accretion of convertible debts			180,000		180,000		45,266
Reversal of deferred cash bonus							(1,646,228)
Changes in operating assets and liabilities
Accounts receivable					41,349		126,717
Inventories							14,516
Other receivables and prepayments			17,506		291,078		227,457
Long-term deposits							29,106
Amounts due from related parties					961		63,050
Amounts due to related parties			(464)		464		(8,524)
Accounts payable and accrued expenses			(28,368)		(422,705)		398,635
Operating lease liabilities			(91,979)		(120,824)		(389,365)
Net cash used in operating activities			(1,836,546)		(1,189,734)		(7,724,364)
Cash flows from investing activities
Purchases of property and equipment							(3,015)
Proceeds from disposal of property and equipment					58,621		15,385
Proceeds from sales of investment securities							93,215
Loan to a related party							(92,459)
Repayment of loan and interest from a related party							611,641
Loan from related parties							2,500,000
Proceeds from issuance of Class A Ordinary Shares, and warrant			2,000,000				1,575,562
Exercise of share options							16,506
Payments related to offering costs			(284,001)
Repayment of bank loan							(3,000,000)
Proceeds from issuance of convertible notes							3,000,000
Proceeds from issuance of Class A Ordinary Shares			3,070,000
Payments related to offering costs			(370,800)
Net cash provided by investing activities					58,621		624,767
Cash flows from financing activities
Loan from related parties							2,500,000
Proceeds from issuance of Class A Ordinary Shares, and warrant			2,000,000				1,575,562
Exercise of share options							16,506
Payments related to offering costs			(284,001)
Repayment of bank loan							(3,000,000)
Proceeds from issuance of convertible notes							3,000,000
Proceeds from issuance of Class A Ordinary Shares			3,070,000
Payments related to offering costs			(370,800)
Net cash provided by financing activities			4,415,199				4,092,068
Net increase (decrease) in cash			2,578,653		(1,131,113)		(3,007,529)
Cash and cash equivalents – Beginning of year			874,238		2,005,351		5,012,880
Cash and cash equivalents – End of year			3,452,891		874,238		2,005,351
Supplemental disclosures of cash flow information
Interest paid							94,108
Non-cash operating, investing and financing activities
Reclassification of placement agent warrant redemption amount			47,000
Right-of-use assets obtained in exchange for new operating lease liabilities							338,525
Convertible notes converted to Class A Ordinary Shares							6,000,000
Settlement of deferred cash bonus by issuance of share options					$ 451,660		$ 3,078,196
DiamiR Biosciences Corp
Cash flows from operating activities
Net loss	$ (349,842)	$ (493,710)		$ (743,235)		$ (614,405)
Deferred offering costs expensed		150,526		150,526
Noncash lease expense	(15,260)	31,406		(1,830)		(8,450)
Amortization of note discount	48,293	30,803		43,538		25,367
Prepaid expenses	36,136	(34,293)		(77,036)		(89,334)
Accrued interest	39,456	24,774		34,634		23,232
Deferred revenue	(33,982)			43,982
Income taxes payable	(176,002)	12,890		16,483		112,947
Reconciliation of net loss to net cash used in operating activities:
Deferred offering costs expensed		150,526		150,526
Noncash lease expense	(15,260)	31,406		(1,830)		(8,450)
Amortization of note discount	48,293	30,803		43,538		25,367
Increase (decrease) in cash resulting from changes in operating assets and liabilities
Prepaid expenses	36,136	(34,293)		(77,036)		(89,334)
Accrued interest	39,456	24,774		34,634		23,232
Deferred revenue	(33,982)			43,982
Income taxes payable	(176,002)	12,890		16,483		112,947
Adjustments to reconcile net loss to net cash used in operating activities
Amortization and depreciation	14,624	15,102		20,828		20,052
Share-based compensation		24,312		24,312		194,846
Changes in operating assets and liabilities
Accounts receivable	(107,400)	89,281		89,281		(89,281)
Accounts payable and accrued expenses	467,984	49,980		83,210		108,997
Operating lease liabilities	11,831	(31,116)		1,867		7,115
Net cash used in operating activities	(64,162)	(130,045)		(313,440)		(308,914)
Cash flows from investing activities
Purchases of property and equipment	(6,938)					(1,278)
Proceeds from notes payable	250,000	200,000		300,000		200,000
Net cash provided by investing activities	(6,938)					(1,278)
Cash flows from financing activities
Proceeds from notes payable	250,000	200,000		300,000		200,000
Net cash provided by financing activities	250,000	200,000		300,000		200,000
Net increase (decrease) in cash	178,900	69,955		(13,440)		(110,192)
Cash and cash equivalents – Beginning of year	56,836	70,276		70,276		180,468
Cash and cash equivalents – End of year	235,736	140,231		56,836		70,276
Non-cash investing and financing activities:
Discounts on note payable to founder	12,694	24,970		34,692		35,063
Supplemental disclosures of cash flow information
Interest paid
Cash paid for taxes				$ 1,456		$ 1,456